Notes Payable - Future minimum principal payments on notes payable excluding accrued interest (Details) - Nonrelated Party $ in Thousands	Mar. 31, 2026 USD ($)
Notes Payable
2026 (remainder)	$ 148
2027	208
2028	221
2029	64
Total future payments	$ 641